Capital stock (Tables)	9 Months Ended
May 31, 2025
Capital stock
Summary of issued capital

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
1,130,746 Voting Common Shares [August 31, 2024 – 16,350]	81,066,751	55,382,754
48 Pre-Funded Warrants [August 31, 2024 – 48]	38,725	38,725
	81,105,476	55,421,479